Report for the Calendar Year or Quarter Ended:	December 31, 2003
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 27, 2004

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$221,072

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
324
6950
6950
6950
D
AMERICAN INTERNATIONAL GP
COM
026874107
9542
143967
143967
143967
D
ANHEUSER-BUSCH COS
COM
035229103
8173
155140
155140
155140
D
AUTOMATIC DATA PROCESSING
COM
053015103
6593
166450
166450
166450
D
AVERY DENNISON
COM
053611109
3841
68570
68570
68570
D
BARD (CR) INC.
COM
067383109
5099
62755
62755
62755
D
BELLSOUTH CORP
COM
079860102
332
11737
11737
11737
D
BOEING
COM
097023105
206
4900
4900
4900
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
288
10075
10075
10075
D
CAPITAL SOUTHWEST CORP
COM
140501107
341
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
5226
215679
215679
215679
D
CITIGROUP, INC.
COM
172967101
10161
209329
209329
209329
D
COMPASS BANCSHARES
COM
20449H109
6734
171140
171140
171140
D
CONOCOPHILLIPS
COM
20825C104
8342
127225
127225
127225
D
DENTSPLY INTERNATIONAL
COM
249030107
4025
89110
89110
89110
D
EXPEDITORS INTERNATIONAL
COM
302130109
5580
148167
148167
148167
D
EXXON MOBIL CORP
COM
30231G102
11774
287172
287172
287172
D
FED NAT'L MRTGE ASSN
COM
313586109
657
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
6354
70291
70291
70291
D
GENERAL ELECTRIC
COM
369604103
7305
235795
235795
235795
D
HARLEY DAVIDSON
COM
412822108
3834
80660
80660
80660
D
HORMEL
COM
440452100
6059
234735
234735
234735
D
INDIAN RIV BKG VB FL
COM
45435P104
237
6582
6582
6582
D
INTEL
COM
458140100
214
6670
6670
6670
D
JOHNSON & JOHNSON
COM
478160104
9289
179805
179805
179805
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
7987
114225
114225
114225
D
MEDTRONIC INC
COM
585055106
7814
160745
160745
160745
D
MERCK & CO.
COM
589331107
474
10268
10268
10268
D
METROPOLITAN LIFE INS. CO
COM
59156R108
8347
247915
247915
247915
D
MICROSOFT
COM
594918104
8352
305150
305150
305150
D
MONTEREY PASTA
COM
612570101
37
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
8
20000
20000
20000
D
ORACLE CORP
COM
68389X105
3682
278310
278310
278310
D
PEPSICO
COM
713448108
8552
183445
183445
183445
D
PFIZER INC
COM
717081103
9010
255034
255034
255034
D
PITNEY-BOWES
COM
724479100
5733
141135
141135
141135
D
POLARIS INDUSTRIES
COM
731068102
472
5330
5330
5330
D
PROCTOR & GAMBLE
COM
742718109
3779
37835
37835
37835
D
REGIS CORPORATION
COM
758932107
3902
98740
98740
98740
D
ROYAL DUTCH PETROL.
COM
780257804
530
10125
10125
10125
D
SCHERING PLOUGH CORP
COM
806605101
225
12915
12915
12915
D
SONOCO PRODUCTS CO.
COM
835495102
4236
172045
172045
172045
D
STATE STREET CORP
COM
857477103
8957
171980
171980
171980
D
SUNGARD DATA SYSTEMS
COM
867363103
4643
167545
167545
167545
D
VANGUARD STAR FD #56
COM
921909107
642
37350
37350
37350
D
VIACOM CL B
COM
925524308
8349
188123
188123
188123
D
WAL-MART
COM
931142103
599
11299
11299
11299
D
WILMINGTON TRUST
COM
971807102
4212
117000
117000
117000
S
REPORT SUMMARY
49
RECORDS
221072
0
OTHER MANAGERS